Provisions	12 Months Ended
Dec. 31, 2021
Provisions
Provisions
23 Provisions

Provisions are recognised when Just Eat Takeaway.com has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of economic benefits will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the best estimate of the expenditure required to settle the obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the obligation, the carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

€ millions	Provisions
Balance as at 1 January 2020	-
Additions from business combinations	-
Balance as at 31 December 2020	-
Additions	55
Usage / releases	(2)
Additions from business combinations	32
Foreign exchange and other movements	5
Balance as at 31 December 2021	90

Non-Current Provisions	27
Current Provisions	63
Balance as at 31 December 2021	90

The provisions mainly relate to gig economy matters and additions from business combinations, reference is made to Note 30 Contingent liabilities.